Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000202747 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000202747 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000202747 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000202747 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[1]
C000202747 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1]
C000202747 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[1]
C000202747 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000202747 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202747 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202747 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202747 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000202747 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000202747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202747 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000202747 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000033991 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
C000033991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[2]
C000033991 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
C000033991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[2]
C000033991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[2]
C000033991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[2]
C000033991 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
C000033991 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033991 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033991 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033991 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000033991 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000033991 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033991 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033991 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033991 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000014635 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000014635 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
C000014635 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000014635 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[3]
C000014635 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[3]
C000014635 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[3]
C000014635 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000014635 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014635 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014635 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014635 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000014635 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000014635 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014635 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014635 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014635 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014635 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000079556 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000079556 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[4]
C000079556 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000079556 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[4]
C000079556 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[4]
C000079556 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[4]
C000079556 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000079556 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079556 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079556 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079556 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000079556 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000079556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079556 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079556 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000079556 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000162549 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000162549 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[5]
C000162549 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000162549 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[5]
C000162549 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[5]
C000162549 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[5]
C000162549 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000162549 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162549 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162549 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162549 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000162549 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000162549 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162549 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162549 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000033992 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000033992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[6]
C000033992 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000033992 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[6]
C000033992 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[6]
C000033992 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[6]
C000033992 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[6]
C000033992 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033992 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033992 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000033992 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000033992 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.60%
C000033992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033992 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033992 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
C000033995 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000033995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000033995 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000033995 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000162551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000162551 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000162551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000079558 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000079558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000079558 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000079558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000014638 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000014638 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000014638 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000014638 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000033994 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000033994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
C000033994 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000033994 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202755 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000202755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[7]
C000202755 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000202755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[7]
C000202755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[7]
C000202755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[7]
C000202755 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[7]
C000202755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202755 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202755 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000202755 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000202755 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202755 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000033275 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000033275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[8]
C000033275 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000033275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[8]
C000033275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[8]
C000033275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[8]
C000033275 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[8]
C000033275 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033275 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033275 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000033275 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000033275 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033275 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033275 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000033276 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000033276 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[9]
C000033276 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000033276 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[9]
C000033276 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[9]
C000033276 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[9]
C000033276 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[9]
C000033276 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033276 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033276 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000033276 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000033276 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033276 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033276 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000079571 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000079571 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[10]
C000079571 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000079571 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[10]
C000079571 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[10]
C000079571 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[10]
C000079571 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[10]
C000079571 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079571 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079571 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000079571 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000079571 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079571 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079571 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000162566 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
C000162566 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[11]
C000162566 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000162566 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[11]
C000162566 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[11]
C000162566 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[11]
C000162566 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[11]
C000162566 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162566 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162566 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000162566 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000162566 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162566 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000033274 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000033274 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[12]
C000033274 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000033274 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[12]
C000033274 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[12]
C000033274 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%	[12]
C000033274 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[12]
C000033274 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033274 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033274 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000033274 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	42.70%
C000033274 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033274 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	34.60%
C000033277 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[13]
C000033277 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000033277 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[13]
C000033277 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000033277 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000033277 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033277 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033277 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033277 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033277 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033277 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000162567 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[14]
C000162567 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000162567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[14]
C000162567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000162567 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14]
C000162567 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162567 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162567 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000162567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000079572 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[15]
C000079572 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000079572 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000079572 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000079572 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[15]
C000079572 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000079572 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079572 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079572 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079572 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000079572 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000033279 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[16]
C000033279 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000033279 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000033279 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000033279 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[16]
C000033279 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033279 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033279 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033279 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033279 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000033278 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[17]
C000033278 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[17]
C000033278 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[17]
C000033278 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000033278 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000033278 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000033278 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033278 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033278 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000033278 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000202756 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	92.10%	[18]
C000202756 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000202756 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[18]
C000202756 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000202756 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000202756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000202756 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202756 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202756 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.40%
C000202758 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[19]
C000202758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[19]
C000202758 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000202758 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[19]
C000202758 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[19]
C000202758 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[19]
C000202758 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[19]
C000202758 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202758 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202758 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202758 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000202758 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000202758 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202758 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202758 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202758 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000033284 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[20]
C000033284 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[20]
C000033284 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000033284 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[20]
C000033284 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[20]
C000033284 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[20]
C000033284 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[20]
C000033284 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033284 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033284 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033284 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000033284 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000033284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033284 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033284 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000033285 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[21]
C000033285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[21]
C000033285 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[21]
C000033285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[21]
C000033285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[21]
C000033285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[21]
C000033285 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[21]
C000033285 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033285 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033285 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033285 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000033285 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000033285 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033285 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033285 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033285 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000079574 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[22]
C000079574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[22]
C000079574 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000079574 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[22]
C000079574 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[22]
C000079574 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[22]
C000079574 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[22]
C000079574 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079574 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079574 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079574 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000079574 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000079574 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079574 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000079574 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000079574 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000162569 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[23]
C000162569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[23]
C000162569 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[23]
C000162569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[23]
C000162569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[23]
C000162569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[23]
C000162569 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[23]
C000162569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162569 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162569 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162569 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000162569 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000162569 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162569 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000033283 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[24]
C000033283 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[24]
C000033283 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[24]
C000033283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[24]
C000033283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[24]
C000033283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[24]
C000033283 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[24]
C000033283 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033283 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033283 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000033283 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000033283 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
C000033283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033283 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033283 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000033283 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000033283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
C000033286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[25]
C000033286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[25]
C000033286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[25]
C000033286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%	[25]
C000033286 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[25]
C000033286 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000033286 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000162570 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[26]
C000162570 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[26]
C000162570 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[26]
C000162570 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%	[26]
C000162570 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[26]
C000162570 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000162570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[27]
C000033287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[27]
C000033287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[27]
C000033287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.70%	[27]
C000033287 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[27]
C000033287 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	98.30%
C000033287 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000202762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[28]
C000202762 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[28]
C000202762 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[28]
C000202762 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[28]
C000202762 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[28]
C000202762 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[28]
C000202762 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202762 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202762 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202762 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000202762 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202762 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000079524 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[29]
C000079524 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[29]
C000079524 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[29]
C000079524 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[29]
C000079524 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[29]
C000079524 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[29]
C000079524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079524 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079524 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079524 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000079524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079524 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000079523 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[30]
C000079523 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[30]
C000079523 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[30]
C000079523 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[30]
C000079523 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[30]
C000079523 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[30]
C000079523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079523 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079523 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079523 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000079523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079523 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000079525 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[31]
C000079525 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[31]
C000079525 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[31]
C000079525 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[31]
C000079525 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[31]
C000079525 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[31]
C000079525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079525 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079525 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079525 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000079525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000162579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[32]
C000162579 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[32]
C000162579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[32]
C000162579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[32]
C000162579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[32]
C000162579 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[32]
C000162579 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162579 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162579 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162579 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000162579 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162579 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000079526 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[33]
C000079526 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[33]
C000079526 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[33]
C000079526 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[33]
C000079526 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.80%	[33]
C000079526 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[33]
C000079526 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079526 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079526 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079526 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%
C000079526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079526 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000117723 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[34]
C000117723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[34]
C000117723 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[34]
C000117723 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[34]
C000117723 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[34]
C000117723 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[34]
C000117723 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[34]
C000117723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117723 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117723 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117723 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000117723 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117723 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117723 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000162598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[35]
C000162598 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[35]
C000162598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[35]
C000162598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[35]
C000162598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[35]
C000162598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[35]
C000162598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[35]
C000162598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162598 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162598 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000162598 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000162598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162598 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162598 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000117722 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[36]
C000117722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[36]
C000117722 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[36]
C000117722 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[36]
C000117722 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[36]
C000117722 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[36]
C000117722 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[36]
C000117722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117722 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117722 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117722 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000117722 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117722 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117722 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000117721 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[37]
C000117721 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[37]
C000117721 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[37]
C000117721 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[37]
C000117721 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[37]
C000117721 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[37]
C000117721 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[37]
C000117721 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117721 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117721 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117721 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000117721 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117721 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117721 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000117724 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[38]
C000117724 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[38]
C000117724 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[38]
C000117724 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[38]
C000117724 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[38]
C000117724 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[38]
C000117724 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[38]
C000117724 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117724 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117724 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117724 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000117724 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117724 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117724 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000117724 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000202767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[39]
C000202767 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[39]
C000202767 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[39]
C000202767 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[39]
C000202767 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[39]
C000202767 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[39]
C000202767 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202767 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202767 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000202767 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202767 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[40]
C000158753 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[40]
C000158753 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[40]
C000158753 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[40]
C000158753 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[40]
C000158753 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[40]
C000158753 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158753 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158753 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000158753 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158753 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[41]
C000158750 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[41]
C000158750 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[41]
C000158750 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[41]
C000158750 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[41]
C000158750 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[41]
C000158750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158750 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158750 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000158750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158750 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[42]
C000158751 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000158751 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[42]
C000158751 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[42]
C000158751 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[42]
C000158751 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[42]
C000158751 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158751 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158751 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000158751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158751 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000162603 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[43]
C000162603 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[43]
C000162603 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[43]
C000162603 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[43]
C000162603 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[43]
C000162603 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[43]
C000162603 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000162603 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162603 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000158752 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[44]
C000158752 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[44]
C000158752 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[44]
C000158752 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[44]
C000158752 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%	[44]
C000158752 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[44]
C000158752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158752 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158752 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000158752 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000158752 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
C000205813 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205813 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205813 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[45]
C000205813 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[45]
C000205813 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[45]
C000205813 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[45]
C000205813 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[45]
C000205813 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[45]
C000205813 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[45]
C000205813 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205813 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205813 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205813 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205813 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205813 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205813 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205813 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.30%
C000205813 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205813 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205813 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000205813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205813 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000205815 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205815 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205815 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[46]
C000205815 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[46]
C000205815 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[46]
C000205815 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[46]
C000205815 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[46]
C000205815 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[46]
C000205815 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[46]
C000205815 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205815 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205815 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205815 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205815 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205815 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205815 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.30%
C000205815 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205815 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205815 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000205815 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205815 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205815 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205815 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000205812 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205812 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205812 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[47]
C000205812 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[47]
C000205812 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[47]
C000205812 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[47]
C000205812 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[47]
C000205812 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[47]
C000205812 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[47]
C000205812 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205812 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205812 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205812 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205812 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205812 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205812 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205812 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.30%
C000205812 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205812 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205812 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000205812 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205812 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000205811 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205811 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205811 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[48]
C000205811 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[48]
C000205811 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[48]
C000205811 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[48]
C000205811 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[48]
C000205811 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[48]
C000205811 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[48]
C000205811 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205811 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205811 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205811 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205811 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205811 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205811 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205811 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.30%
C000205811 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205811 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205811 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000205811 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205811 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000205814 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205814 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000205814 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[49]
C000205814 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[49]
C000205814 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[49]
C000205814 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[49]
C000205814 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%	[49]
C000205814 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[49]
C000205814 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[49]
C000205814 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205814 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205814 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205814 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205814 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205814 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	75.30%
C000205814 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205814 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205814 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%
C000205814 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205814 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205814 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000205814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%
C000205819 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[50]
C000205819 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[50]
C000205819 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[50]
C000205819 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[50]
C000205819 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[50]
C000205819 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[50]
C000205819 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[50]
C000205819 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205819 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205819 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000205819 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205819 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205816 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[51]
C000205816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[51]
C000205816 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[51]
C000205816 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[51]
C000205816 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[51]
C000205816 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[51]
C000205816 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[51]
C000205816 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205816 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205816 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000205816 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205816 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205817 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[52]
C000205817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[52]
C000205817 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[52]
C000205817 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[52]
C000205817 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[52]
C000205817 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[52]
C000205817 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[52]
C000205817 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205817 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205817 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000205817 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205817 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205820 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[53]
C000205820 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[53]
C000205820 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[53]
C000205820 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[53]
C000205820 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[53]
C000205820 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[53]
C000205820 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[53]
C000205820 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205820 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205820 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000205820 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205820 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205818 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[54]
C000205818 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[54]
C000205818 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[54]
C000205818 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[54]
C000205818 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[54]
C000205818 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%	[54]
C000205818 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%	[54]
C000205818 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205818 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000205818 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	43.00%
C000205818 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205818 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[13]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[14]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[15]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[16]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[17]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[18]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[19]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[20]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[21]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[22]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[23]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[24]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[25]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[26]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[27]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[28]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[29]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[30]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[31]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[32]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[33]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[34]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[35]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[36]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[37]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[38]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[39]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[40]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[41]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[42]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[43]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[44]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[45]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[46]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[47]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[48]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[49]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[50]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[51]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[52]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[53]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[54]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.